Summary of Significant Accounting Policies - Schedule of Net Revenues from Continuing Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Net Revenues from Continuing Operations [Line Items]
Total net revenues	¥ 1,039	$ 149
Brain-Computer Interface (BCI) revenue [Member]
Schedule of Net Revenues from Continuing Operations [Line Items]
Total net revenues	1,040
Business taxes and surcharges [Member]
Schedule of Net Revenues from Continuing Operations [Line Items]
Total net revenues	¥ (1)